Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net (loss) income	$ (6,798,321)	$ 11,280,745	$ 13,521,299	$ 4,844,863
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on investments held in Trust Account	(3,049,716)	(1,592,222)	(3,945,497)	(23,634)
Change in fair value of warrant liabilities	3,962,500	(11,081,250)	(11,881,250)	(8,680,000)
Change in fair value of forward purchase agreement	1,500,000
Transaction costs allocable to warrant liabilities				760,022
Changes in operating assets and liabilities:
Prepaid expenses	54,683	308,805	438,203	(514,553)
Accrued expenses	1,889,174	(124,362)	(114,070)	1,176,870
Income tax payable	(363,131)	207,764	383,410
Net cash used in operating activities	(2,804,811)	(1,000,520)	(1,597,905)	(2,436,432)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(1,120,000)			(287,500,000)
Cash withdrawn from Trust Account for payment of franchise and income tax obligations	1,598,650	339,214	731,214
Net cash provided by investing activities	247,737,718	339,214	731,214	(287,500,000)
Cash withdrawn from Trust Account in connection with redemptions	247,259,068
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid				281,750,000
Proceeds from sale of Private Placement Warrants				8,250,000
Proceeds from non-convertible promissory note – related party	2,180,000			149,992
Repayment of promissory note – related party				(149,992)
Proceeds from convertible first promissory note – related party		750,000	750,000	750,000
Proceeds from convertible second promissory note – related party	640,000
Redemption of common stock	(247,259,068)
Payment of offering costs				(572,862)
Net cash (used in) provided by financing activities	(244,439,068)	750,000	750,000	290,177,138
Net Change in Cash	493,839	88,694	(116,691)	240,706
Cash – Beginning of the period	145,980	262,671	262,671	21,965
Cash – End of the period	639,819	351,365	145,980	262,671
Supplementary cash flow information:
Cash paid for income taxes	$ 866,000	$ 58,000	367,000
Non-cash investing and financing activities:
Deferred underwriting fee payable				$ 10,062,500